United States
     Securities And Exchange Commission
           Washington, DC  20549

                 FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2000

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                34th Floor
                New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY November 9, 2000

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                         September 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109     2294    21306 SH       Sole                    21306
Bank of New York               COM              064057102    10916   193200 SH       Sole                   193200
Boeing Corp.                   COM              097023105    16286   258000 SH       Sole                   258000
Calico Commerce                COM              129897104      385    62868 SH       Sole                    62868
Cintas Corp.                   COM              172908105     6320   145075 SH       Sole                   145075
Dal-Tile Int'l                 COM              23426R108    10400   831990 SH       Sole                   831990
Dal-Tile Int'l/R 12/01         COM              23426R108     2958   236634 SH       Sole                   236634
EntreMed, Inc.                 COM              29382F103     4263   152950 SH       Sole                   152950
Exxon Mobil Corp.              COM              30231G102     7231    81021 SH       Sole                    81021
H & R Block, Inc.              COM              093671105     8330   224750 SH       Sole                   224750
Hawaiian Electric              COM              419870100      523    15000 SH       Sole                    15000
Integ, Inc.                    COM              458100104       44    15929 SH       Sole                    15929
Japan OTC Fund                 COM              471091108     1913   233700 SH       Sole                   233700
Latitude Comm                  COM              518292107      351    45354 SH       Sole                    45354
Linear Technology              COM              535678106    34084   526400 SH       Sole                   526400
MBIA, Inc.                     COM              55262C100    12618   177400 SH       Sole                   177400
Mettler-Toledo Int'l           COM              592688105    17272   392552 SH       Sole                   392552
Molex Inc. Cl A                COM              608554200    11368   274350 SH       Sole                   274350
Monarch Dental/R 9/00          COM              609044102       54    31050 SH       Sole                    31050
Netcentives, Inc.              COM              64108P101      245    31995 SH       Sole                    31995
Nortel Networks Corp.          COM              656568102      861    14350 SH       Sole                    14350
Pennzoil-Quaker State          COM              709323109     8723   830800 SH       Sole                   830800
Phelps Dodge Corp.             COM              717265102     9118   218400 SH       Sole                   218400
Praxair, Inc.                  COM              74005P104     8617   230550 SH       Sole                   230550
Rational Software              COM              75409P202      416     6000 SH       Sole                     6000
Redback Netwk/R 7/01           COM              757209101     1612     9832 SH       Sole                     9832
Rogers Comm, Inc.              COM              775109200      332    14000 SH       Sole                    14000
Schlumberger Ltd.              COM              806857108    10361   125400 SH       Sole                   125400
SpectraLink Corp.              COM              847580107      194    20559 SH       Sole                    20559
St Mary Land & Expl.           COM              792228108    29738  1289462 SH       Sole                  1289462
Summo Minerals                 COM              86636K106      172  1664730 SH       Sole                  1664730
Tibco Software Inc.            COM              88632Q103     3068    36330 SH       Sole                    36330
Tidewater Inc.                 COM              886423102     1802    39600 SH       Sole                    39600
Transocean Sedco Forex         COM              G90078109     7604   129700 SH       Sole                   129700
Tularik, Inc.                  COM              899165104      162     4898 SH       Sole                     4898
Waters Corporation             COM              941848103    12682   142500 SH       Sole                   142500
REPORT SUMMARY                 36 DATA RECORDS              243319            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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